August 29, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:     Division of Investment Management

RE: BlackRock Mid-Cap Value Fund, a series of BlackRock Mid-Cap Value Series, Inc. Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (Securities Act File No. 33-53887, Investment Company Act File No. 811-7177)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Mid-Cap Value Series, Inc. (the “Registrant”), on behalf of its series, BlackRock Mid-Cap Value Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on August 22, 2023.

Sincerely,

BlackRock Mid-Cap Value Series, Inc.

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant